Supplementary Financial Statement Information (Details) - Schedule of non-controlling interest in material partially owned subsidiaries - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Supplementary Financial Statement Information (Details) - Schedule of non-controlling interest in material partially owned subsidiaries [Line Items]
Non-controlling interest	$ 605,342	$ 474,694
Matrix and its subsidiaries [Member]
Supplementary Financial Statement Information (Details) - Schedule of non-controlling interest in material partially owned subsidiaries [Line Items]
Non-controlling interest	147,662	120,225
Sapiens and its subsidiaries [Member]
Supplementary Financial Statement Information (Details) - Schedule of non-controlling interest in material partially owned subsidiaries [Line Items]
Non-controlling interest	306,684	203,942
Magic Software and its subsidiaries [Member]
Supplementary Financial Statement Information (Details) - Schedule of non-controlling interest in material partially owned subsidiaries [Line Items]
Non-controlling interest	150,808	150,370
Other [Member]
Supplementary Financial Statement Information (Details) - Schedule of non-controlling interest in material partially owned subsidiaries [Line Items]
Non-controlling interest	$ 188	$ 157